Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred tax
Schedule of deferred tax asset and liability
	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Deferred tax liability	22	23	—	—
Deferred tax asset	(1,079)	(1,391)	(1,060)	(1,365)

Net deferred tax asset	(1,057)	(1,368)	(1,060)	(1,365)

Schedule of net deferred tax asset

	Group
					Available-		Tax
		Accelerated			for-sale	Cash	losses
		capital		Deferred	financial	flow	carried
	Pension	allowances	Provisions	gains	assets	hedging	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(873)	(6)	(61)	18	7	4	(869)	(8)	(1,788)
Acquisitions and disposals of subsidiaries	1	—	—	3	4	—	249	—	257
(Credit)/charge to income statement
- from continuing operations	(51)	(4)	(2)	1	(5)	(5)	41	9	(16)
- from discontinued operations	—	—	—	—	—	—	(5)	—	(5)
Charge/(credit) to other comprehensive income	207	—	—	—	(5)	1	—	(1)	202
Currency translation and other adjustments	1	16	—	(5)	—	—	(35)	5	(18)

At 1 January 2017	(715)	6	(63)	17	1	—	(619)	5	(1,368)
Acquisitions and disposals of subsidiaries	—	30	—	—	—	—	—	—	30
Charge/(credit) to income statement	3	(32)	20	(5)	—	—	64	—	50
Charge/(credit) to other comprehensive income	230	—	—	(1)	—	—	—	—	229
Currency translation and other adjustments	3	—	(3)	1	—	—	—	1	2

At 31 December 2017	(479)	4	(46)	12	1	—	(555)	6	(1,057)

	Bank
					Available		Tax
		Accelerated			for sale	Cash	losses
		capital		Deferred	financial	flow	carried
	Pension	allowances	Provisions	gains	assets	hedging	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(877)	(9)	(47)	14	1	—	(628)	—	(1,546)
(Credit)/charge to income statement	(58)	(1)	(3)	(1)	(1)	(1)	23	—	(42)
Charge/(credit) to other comprehensive income	223	—	(1)	—	—	1	—	—	223

At 1 January 2017	(712)	(10)	(51)	13	—	—	(605)	—	(1,365)
Charge/(credit) to income statement	6	(6)	14	(2)	—	—	64	—	76
Charge/(credit) to other comprehensive income	229	—	—	(1)	—	—	—	—	228
Currency translation and other adjustments	—	—	—	1	—	—	—	—	1

At 31 December 2017	(477)	(16)	(37)	11	—	—	(541)	—	(1,060)

Schedule of recognised deferred tax assets in respect of tax losses
	2017	2016
	£m	£m
UK tax losses carried forward
- National Westminster Bank Plc	541	605
- Ulster Bank Limited	14	14

	555	619